Nature of operations and reorganizations (Tables)	12 Months Ended
Dec. 31, 2021
Nature of operations and reorganizations
Summary of major subsidiaries, VIE and VIE's subsidiaries

As of December 31, 2021, major subsidiaries, the VIE and VIE’s subsidiaries of Relx HK, as the holding company of the PRC Business, was as follows:

			Percentage of
			direct or
			indirect
	Place of	Date of	economic
	incorporation	incorporation	ownership	Principal activities
Subsidiaries
Beijing Yueke Technology Co., Ltd.	Beijing, China	October 25, 2018	100%	Investment holding
Shanghai Wuke Information Technology Co., Ltd. (“Shanghai Wuke”)	Shanghai, China	July 26, 2019	100%	Investment holding
VIE
Beijing Wuxin Technology Co., Ltd.	Beijing, China	February 22, 2018	100%	Investment holding
Subsidiaries of VIE
Shenzhen Wuxin Technology Co., Ltd.	Shenzhen, China	January 2, 2018	100%	Selling e‑vapor products, research and development
Ningbo Wuxin Information Technology Co., Ltd. (“Ningbo Wuxin”)	Ningbo, China	October 10, 2018	100%	Selling e‑vapor products

Summary of consolidated financial information of the VIE and its subsidiaries

The following consolidated financial information of the VIE and its subsidiaries taken as a whole as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 was included in the consolidated financial statements of the Group as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Current assets
Cash and cash equivalents	874,757	387,410
Restricted cash	340,813	500
Short-term bank deposits, net	—	439,900
Receivables from online payment platforms	862	10,006
Short-term investments	1,473,349	3,621,637
Accounts and notes receivable, net	20,089	14,024
Inventories, net	329,123	589,088
Amounts due from group companies	197,854	75,769
Amounts due from related parties	21,006	1,936
Prepayments and other current assets, net	58,192	412,405
Total current assets	3,316,045	5,552,675
Non‑current assets
Property, equipment and leasehold improvement, net	74,428	142,657
Intangible assets, net	5,393	6,000
Long-term investments, net	4,000	12,000
Deferred tax assets, net	5,893	20,751
Right-of-use assets, net	91,743	174,584
Long-term bank deposits, net	—	39,987
Other non-current assets	11,354	48,557
Total non-current assets	192,811	444,536
Total assets	3,508,856	5,997,211
Current liabilities
Accounts and notes payable	1,459,438	1,288,845
Contract liabilities	320,434	286,651
Salary and welfare benefits payable	179,558	107,614
Taxes payable	363,460	590,718
Accrued expenses and other current liabilities	116,919	304,594
Amounts due to group companies	94,042	173,207
Amounts due to related parties	11,174	—
Lease liabilities - current portion	45,073	80,319
Total current liabilities	2,590,098	2,831,948
Non-current liabilities
Deferred tax liabilities	5,210	4,513
Lease liabilities - non-current portion	49,448	102,830
Total non-current liabilities	54,658	107,343
Total liabilities	2,644,756	2,939,291
Shareholders’ equity
Total RLX Technology Inc. shareholders’ equity	864,100	3,054,120
Noncontrolling interests	—	3,800
Total shareholders’ equity	864,100	3,057,920
Total liabilities and shareholders’ equity	3,508,856	5,997,211

1.	Nature of operations and reorganizations (Continued)

d)  Risks in relation to the VIE structure (Continued)

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB

Third-party revenues	1,547,363	3,819,712	8,520,978
Third-party cost of revenues	(941,647)	(2,292,153)	(4,848,190)
Inter-group cost of revenues (a)	(26,823)	—	—
Third-party operating expenses	(522,738)	(1,513,892)	(1,182,492)
Inter-group operating expenses (b)	—	—	(122,568)
Other expenses	(9,270)	(186,529)	(367,311)
Net income/(loss)	46,885	(172,862)	2,000,417
Less: net income attributable to noncontrolling interests	—	—	(3,411)
Net income/(loss) attributable to RLX Technology Inc.	46,885	(172,862)	1,997,006
(a)

Historically, the primary beneficiary of the consolidated VIE sold e-vapor products to the consolidated VIE and its subsidiaries. For the years ended December 31, 2019, inter-group revenues of the primary beneficiary of the consolidated VIE from sales of e-vapor products were RMB26,823. The inter-group sales revenue is eliminated at the consolidation level. Starting from 2020, there is no such sales arrangement between primary beneficiary of the consolidated VIE and the consolidated VIE and its subsidiaries.

(b)

The subsidiaries of the Group and the primary beneficiary of the consolidated VIE provide operation supporting services to entities within the Group. For the years ended December 31, 2019, 2020 and 2021, the service fees charged by other group companies to the consolidated VIE were nil, nil and RMB122,568. The inter-group service charge is eliminated at the consolidation level.

1Nature of operations and reorganizations (Continued)

d)  Risks in relation to the VIE structure (Continued)

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB

Net cash provided by operating activities	366,618	2,576,363	1,842,887

Loans to group companies	—	(179,027)	(96,058)
Repayment of loans from group companies	—	—	191,620
Other investing activities	(209,184)	(1,517,078)	(2,755,324)
Net cash used in investing activities	(209,184)	(1,696,105)	(2,659,762)

Borrowings under loans from group companies	321,201	33,507	—
Repayment of borrowings under loans from group companies	—	(176,021)	—
Other financing activities	(68,511)	(298)	(10,785)
Net cash provided by/(used in) financing activities	252,690	(142,812)	(10,785)